UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-22605

Capital Group Emerging Markets Total Opportunities Fund

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: January 31, 2017

Courtney R. Taylor

Capital Group Emerging Markets Total Opportunities Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

Bonds & notes — 52.9%	Principal amount (000)	Value (000)
Latin America — 27.2%
Argentina — 6.6%
Argentina (Central Bank of) 3.00% 2017	$ 589	$ 586
Argentine Republic:
22.75% 2018	ARS 6,865	449
21.20% 2018	11,245	739
6.875% 2021	$ 945	1,007
6.875% 2021[1]	2,200	2,345
2.50% 2021[2]	ARS 1,940	139
18.20% 2021	13,840	928
16.00% 2023	1,888	124
7.50% 2026	$ 650	681
7.50% 2026[1]	1,600	1,675
15.50% 2026	ARS 5,355	367
6.625% 2028[1]	$ 150	145
8.28% 2033[3]	1,030	1,092
7.625% 2046[1]	400	398
YPF SA:
8.75% 2024[3]	88	95
8.50% 2025	650	686
8.50% 2025[1]	520	548

		12,004
Brazil — 9.8%
Brazil (Federative Republic of):
Series F, 10.00% 2018	BRL —	152
13.814% 2018	4	1,077
Series B, 6.00% 2018[2]	—	75
Series F, 10.00% 2019	—	54
12.32% 2020	10	2,228
4.875% 2021	$ 475	495
Series B, 6.00% 2022[2]	BRL 1	834
Series B, 6.00% 2024[2]	5	4,327
Series F, 10.00% 2025	7	2,235
Series F, 10.00% 2027	3	995
Series B, 6.00% 2050[2]	2	1,644
Odebrecht Offshore Drilling Finance Ltd. 6.75% 2022[1,3]	$ 585	199
Petrobras Global Finance Co.:
3.25% 2017	45	45
5.875% 2022	€230	272
6.25% 2024	$ 588	595
8.75% 2026	165	186
6.85% 2115	925	780
Petrobras International Finance Co.:
3.50% 2017	227	227
5.375% 2021	120	121
Vale Overseas Ltd.:
6.25% 2026	260	280
6.875% 2036	390	407
6.875% 2039	450	465

		17,693
Chile — 0.3%
Chile (Republic of) 4.50% 2021	CLP120,000	190
Corporación Nacional del Cobre de Chile 4.50% 2025	$ 200	207
Emgesa SA ESP 8.75% 2021	COP 125,000	43
Enersis Américas SA 4.00% 2026	$ 85	83

		523
Colombia — 1.1%
Colombia (Republic of):
Series B, 10.00% 2024	COP 225,000	92

Bonds & notes — 52.9% (continued)	Principal amount (000)	Value (000)
Latin America — (continued)
Colombia — (continued)
Series B, 6.00% 2028	COP1,558,000	$ 495
Series B, 7.75% 2030	780,000	285
Series UVR, 3.00% 2033[2]	1,798,981	574
Ecopetrol SA:
5.875% 2023	$ 215	231
5.375% 2026	400	401

		2,078
Dominican Republic — 0.7%
Dominican Republic:
5.50% 2025[1]	698	697
6.875% 2026[1]	100	107
7.45% 2044	210	223
6.85% 2045	250	247

		1,274
Honduras — 0.1%
Honduras (Republic of) 6.25% 2027[1]	150	150

Mexico — 7.4%
CEMEX Finance LLC 9.375% 2022	200	218
Comision Federal de Electricidad:
Series 2014-2, 7.35% 2025	MXN 25	105
6.125% 2045[1]	$ 200	193
Elementia SAB de CV 5.50% 2025[1]	200	194
Petróleos Mexicanos:
3.50% 2020	1,145	1,137
6.375% 2021	140	150
4.875% 2024	120	116
4.50% 2026	1,132	1,031
7.47% 2026	MXN 20	79
5.625% 2046	$ 655	548
Red de Carreteras de Occidente 9.00% 2028[3]	MXN10,500	467
United Mexican States:
Series M, 8.00% 2020	9	44
2.50% 2020[2]	160	766
Series M, 6.50% 2021	484	2,272
4.00% 2023	$ 200	202
Series M20, 10.00% 2024	MXN 284	1,578
4.50% 2025[2]	14	75
Series M, 5.75% 2026	260	1,111
Series M, 7.75% 2034	234	1,103
6.05% 2040	$ 266	292
4.00% 2040[2]	MXN 133	655
5.55% 2045	$ 100	103
4.60% 2046	939	856
Urbi Desarrollos Urbanos, SA de CV:
8.50% 2016[4]	1,425	9
8.50% 2016[1,4]	560	3
9.50% 2020[4]	2,400	15
9.50% 2020[1,4]	230	2
9.75% 2022[1,4]	1,655	11
9.75% 2022[4]	990	6

		13,341
Panama — 0.2%
ENA Norte Trust:
4.95% 2023[3]	211	220

Bonds & notes — 52.9% (continued)	Principal amount (000)	Value (000)
Latin America — (continued)
Panama — (continued)
4.95% 2023[1,3]	$ 198	$ 206

		426
Peru — 0.3%
Banco de Crédito del Perú 6.875% 2026[5]	525	592

Venezuela — 0.7%
Venezuela (Bolivarian Republic of):
12.75% 2022[3]	150	99
8.25% 2024	445	212
7.65% 2025	170	80
11.75% 2026	270	159
9.25% 2027	675	361
9.25% 2028	80	39
11.95% 2031[3]	385	226
9.375% 2034	60	29
7.00% 2038	85	38

		1,243
Total Latin America		49,324

Eastern Europe and Middle East — 9.7%
Greece — 0.1%
Greece (Hellenic Republic of):
3.375% 2017	€100	104
4.75% 2019	25	25
3.00% 2023[6]	5	4
3.00% 2024[6]	5	4
3.00% 2025[6]	5	4
3.00% 2026[6]	5	4
3.00% 2027[6]	5	4
3.00% 2028[6]	5	4
3.00% 2029[6]	5	4
3.00% 2030[6]	5	4
3.00% 2031[6]	5	4
3.00% 2032[6]	5	4
3.00% 2033[6]	5	4
3.00% 2034[6]	5	3
3.00% 2035[6]	5	3
3.00% 2036[6]	5	3
3.00% 2037[6]	5	3
3.00% 2038[6]	5	3
3.00% 2039[6]	5	3
3.00% 2040[6]	5	3
3.00% 2041[6]	5	3
3.00% 2042[6]	5	3

		200
Hungary — 1.1%
Hungary:
4.125% 2018	$ 180	184
4.00% 2019	104	108
6.25% 2020	205	225
5.75% 2023	1,220	1,364

		1,881
Poland — 0.3%
Poland (Republic of):
Series 0922, 5.75% 2022	PLN1,610	453

Bonds & notes — 52.9% (continued)	Principal amount (000)	Value (000)
Eastern Europe and Middle East — (continued)
Poland — (continued)
Series 0726, 2.50% 2026	PLN 335	$ 75

		528
Qatar — 0.1%
Qatar Government International Bond 3.25% 2026	$ 200	196

Russia — 4.6%
Russian Federation:
7.50% 2018	RUB 37,800	625
7.50% 2021	92,000	1,505
7.60% 2021	180,400	2,963
7.00% 2023	204,870	3,273

		8,366
Saudi Arabia — 0.5%
Saudi Arabia (Kingdom of) 3.25% 2026[1]	$1,000	956

Slovenia — 0.4%
Slovenia (Republic of) 4.125% 2019	670	695

Turkey — 2.6%
Turkey (Republic of):
3.00% 2022[2]	TRY7,190	1,955
9.50% 2022	5,550	1,404
9.00% 2024	2,130	517
4.25% 2026	$1,000	897

		4,773
Total Eastern Europe and Middle East		17,595

Asia-Pacific — 8.4%
Hong Kong — 0.3%
Wynn Macau Ltd. 5.25% 2021[1]	550	564

India — 4.8%
India (Republic of):
7.80% 2021	INR 23,230	359
8.83% 2023	198,700	3,254
8.40% 2024	5,100	82
9.15% 2024	113,200	1,901
8.60% 2028	134,970	2,236
9.20% 2030	52,300	914

		8,746
Indonesia — 1.6%
Indonesia (Republic of):
Series 53, 8.25% 2021	IDR12,000,000	927
3.75% 2022	$ 300	305
Series 70, 8.375% 2024	IDR 1,750,000	136
4.125% 2025[1]	$ 925	933
4.75% 2026	240	252
4.75% 2026[1]	200	210
Series 59, 7.00% 2027	IDR 1,800,000	129

		2,892
Malaysia — 0.5%
Malaysia (Federation of), Series 0615, 4.786% 2035	MYR4,000	905

Pakistan — 1.1%
Pakistan (Republic of) 6.875% 2017	$ 940	952
Pakistan (Islamic Republic of) 5.50% 2021[1]	1,000	1,023

		1,975
Sri Lanka — 0.1%
Sri Lanka (Democratic Socialist Republic of) 6.825% 2026	200	200

Total Asia-Pacific		15,282

Bonds & notes — 52.9% (continued)	Principal amount (000)	Value (000)
Africa — 4.7%
Cameroon — 0.1%
Cameroon (Republic of) 9.50% 2025[3]	$ 200	$ 216

Egypt — 0.8%
Egypt (Arab Republic of):
14.795% 2017	EGP3,050	152
15.126% 2017	3,000	137
16.494% 2017	6,575	304
16.568% 2017	6,300	305
17.053% 2017	2,375	119
7.50% 2027[1]	$ 400	401

		1,418

Ethiopia — 0.3%
Ethiopia (Federal Democratic Republic of) 6.625% 2024[1]	610	552

Gabon — 0.2%
Gabonese Republic:
8.20% 2017	180	187
6.95% 2025	200	186

		373
Ghana — 0.6%
Ghana (Republic of):
24.00% 2019	GHS 315	79
24.50% 2019	165	40
21.00% 2020	1,070	258
24.75% 2021	1,910	518
19.00% 2026	805	191
Ghana Government Bond 24.75% 2021	60	16

		1,102
Kenya — 0.4%
Kenya (Republic of):
6.875% 2024	$ 200	194
6.875% 2024[1]	525	508

		702
South Africa — 2.1%
Myriad International Holdings BV 5.50% 2025[1]	250	256
South Africa (Republic of):
Series R-2023, 7.75% 2023	ZAR23,255	1,671
Series R-186, 10.50% 2026	1,330	109
Series R-209, 6.25% 2036	21,267	1,136
Series R-2048, 8.75% 2048	8,100	552

		3,724
Zambia — 0.2%
Zambia (Republic of) 5.375% 2022	$ 450	407

Total Africa		8,494

Other markets — 2.9%
Jamaica — 0.7%
Digicel Group Ltd.:
8.25% 2020	800	714
8.25% 2020[1]	400	357
6.00% 2021	200	188

		1,259
Netherlands — 0.1%
IHS Netherlands Holdco BV 9.50% 2021[1]	200	212

United States of America — 2.1%
AES Corp. 6.00% 2026	190	198
Ensco PLC 5.20% 2025	985	901
Philip Morris International, Inc. 1.25% 2017	235	235
Trilogy International Partners LLC 13.375% 2019[1]	462	477

Bonds & notes — 52.9% (continued)	Principal amount (000)	Value (000)
Other markets — (continued)
United States of America — (continued)
U.S. Treasury Note 1.625% 2019	$1,990	$ 1,999

		3,810
Total other markets		5,281

Total bonds & notes (cost: $102,487,000)		95,976
Convertible bonds — 1.1%
Other markets — 0.8%
United States of America — 0.8%
Cobalt International Energy, Inc., convertible notes:
2.625% 2019	332	125
3.125% 2024	2,051	533
Weatherford International PLC, convertible notes, 5.875% 2021	764	857
		1,515
Total other markets		1,515

Eastern Europe and Middle East — 0.3%
Oman — 0.1%
bank muscat (SAOG), convertible notes:
4.50% 2017	OMR139	39
3.50% 2018	101	26

		65
Spain — 0.2%
Banco Bilbao Vizcaya Argentaria SA, contingent convertible notes, 7.00% 2019[5]	€400	414

Total Eastern Europe and Middle East		479

Total convertible bonds (cost: $2,712,000)		1,994

Common stocks — 41.6%	Shares
Asia-Pacific — 22.4%
China — 6.2%
Alibaba Group Holding Ltd. (ADR)[7]	3,300	334

Beijing Enterprises Holdings Ltd. (Hong Kong)	106,000	530

Boer Power Holdings Ltd. (Hong Kong)	567,000	216

China Everbright International Ltd. (Hong Kong)	1,242,000	1,514

China Mengniu Dairy Co. (Hong Kong)	163,306	307

China Pacific Insurance (Group) Co., Ltd. (Hong Kong)	78,000	279

EVA Precision Industrial Holdings Ltd. (Hong Kong)	3,224,000	436

Haitian International Holdings Ltd. (Hong Kong)	454,000	926

Hilong Holding Ltd. (Hong Kong)	1,476,000	369

Hutchison China MediTech Ltd. (ADR)[7]	7,912	109

IMAX China Holding, Inc. (Hong Kong)[7]	57,170	266

JD.com, Inc. (ADR)[7]	20,200	574

Minth Group Ltd. (Hong Kong)	606,700	1,971

Shanghai Fosun Pharmaceutical (Group) Co., Ltd. (Hong Kong)	695,000	2,320

Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd. (Hong Kong)	138,000	112

Shanghai Pharmaceutical (Group) Co., Ltd. (Hong Kong)	364,900	934

		11,197

Hong Kong — 3.9%
AIA Group Ltd.	225,200	1,402

Cheung Kong Property Holdings Ltd.	19,000	126

Chow Sang Sang Holdings International Ltd.	538,000	1,028

Sands China Ltd.	518,000	2,303

Wynn Macau Ltd.	1,238,400	2,276

		7,135
India — 4.9%
Bharti Airtel Ltd.	473,064	2,428

Common stocks — 41.6% (continued)	Shares	Value (000)
Asia-Pacific — (continued)
India — (continued)
Blue Dart Express Ltd.	5,649	$ 363

Godrej Consumer Products Ltd.	11,500	268

Housing Development Finance Corp. Ltd.	5,535	111

ICICI Bank Ltd.	175,294	695

IDFC Bank Ltd.	595,000	526

Info Edge (India) Ltd.	60,627	736

Infosys Ltd.	46,843	641

Lupin Ltd.	57,901	1,255

Nestlé India Ltd.	1,994	172

Steel Authority of India Ltd.[7]	967,257	906

Sun Pharmaceutical Industries Ltd.	42,733	398

Tech Mahindra Ltd.	5,862	39

Torrent Power Ltd.	132,069	378

		8,916

Indonesia — 0.3%
Astra International Tbk PT	359,400	214

Matahari Department Store Tbk PT	144,700	160

Surya Citra Media Tbk PT	1,157,800	245

		619

Japan — 0.6%
Murata Manufacturing Co., Ltd.	8,600	1,162

Malaysia — 0.2%
IJM Corp. Bhd.	450,300	336

Singapore — 0.1%
Singapore Telecommunications Ltd.	47,900	132

South Korea — 0.9%
BGFretail Co., Ltd.	1,206	95

Hankook Tire Co., Ltd.	4,749	231

Samsung Electronics Co., Ltd.	814	1,382

		1,708

Taiwan — 5.2%
AirTAC International Group	96,754	806

ASUSTeK Computer, Inc.	32,820	287

CTCI Corp.	448,000	698

Delta Electronics, Inc.	362,781	2,025

Ginko International Co., Ltd.	65,000	641

MediaTek, Inc.	111,000	759

Taiwan Cement Corp.	60,000	68

Taiwan Semiconductor Manufacturing Co., Ltd.	687,000	4,086

		9,370

Thailand — 0.1%
Bangkok Bank PCL, nonvoting depository receipt	18,500	92

Total Asia-Pacific		40,667

Latin America — 5.3%
Brazil — 2.5%
CCR SA, ordinary nominative	94,900	467

Hypermarcas SA, ordinary nominative	85,200	756

Petróleo Brasileiro SA (Petrobras), ordinary nominative (ADR)[7]	104,560	1,073
Petróleo Brasileiro SA (Petrobras), preferred nominative (ADR)[7]	99,300	944

Vale SA, Class A, preferred nominative (ADR)[7]	131,200	1,272

		4,512
Chile — 1.0%
Enel Américas SA (ADR)	75,300	680

Common stocks — 41.6% (continued)	Shares	Value (000)
Latin America — (continued)
Chile — (continued)
Enel Chile SA (ADR)	55,400	$ 267

Inversiones La Construcción SA	68,977	898

		1,845

Mexico — 1.8%
América Móvil, SAB de CV, Series L (ADR)	110,100	1,388

CEMEX, SAB de CV, ordinary participation certificates, units (ADR)[7]	142,655	1,321

Fibra Uno Administración, SA de CV	70,700	101

Grupo Comercial Chedraui, SAB de CV, Class B	87,100	161
Grupo Sanborns, SAB de CV, Series B1	380,200	378

		3,349

Total Latin America		9,706

Eastern Europe and Middle East — 4.6%
Czech Republic — 0.1%
MONETA Money Bank, AS, non-registered shares[7]	65,562	216

Greece — 0.2%
Titan Cement Co. SA	13,006	292

Oman — 0.2%
bank muscat SAOG	208,435	250

Russia — 2.1%
Alrosa PJSC	584,062	1,026

Global Ports Investments PLC (GDR)[7]	115,147	541

Globaltrans Investment PLC (GDR)	37,548	237

Magnit PJSC	655	105

MegaFon PJSC (GDR)	29,002	315

Rosneft Oil Co. PJSC (GDR)	20,700	137

Sberbank of Russia PJSC (ADR)	11,500	134

Yandex NV, Class A7	55,400	1,282

		3,777

Spain — 0.7%
Banco Bilbao Vizcaya Argentaria SA	40,886	277

Banco Santander SA	190,666	1,060

		1,337

United Arab Emirates — 1.3%
DP World Ltd.	58,323	1,102

First Gulf Bank PJSC, non-registered shares	195,046	688

Union National Bank PJSC	521,974	625

		2,415

Total Eastern Europe and Middle East		8,287

Africa — 1.8%
South Africa — 1.8%
Discovery Ltd.	56,733	484

Mr Price Group Ltd.	85,503	1,032

Naspers Ltd., Class N	10,776	1,710

Total Africa		3,226

Other markets — 7.5%
Australia — 0.5%
Newcrest Mining Ltd.	53,471	873

Canada — 0.6%
Barrick Gold Corp.	30,100	555

Common stocks — 41.6% (continued)	Shares	Value (000)
Other markets — (continued)
Canada — (continued)
First Quantum Minerals Ltd.	46,400	$ 585

		1,140

Denmark — 0.5%
Carlsberg A/S, Class B	10,812	976

Germany — 0.8%
Hapag-Lloyd AG7	46,000	1,422

Italy — 0.4%
Tenaris SA (ADR)	20,643	723

Netherlands — 0.4%
Unilever NV, depository receipts	17,646	712

Norway — 0.7%
BW LPG Ltd.	233,548	1,189

Switzerland — 0.4%
Dufry AG7	4,737	674

United Kingdom — 1.6%
British American Tobacco PLC	22,700	1,399

PZ Cussons PLC	193,200	740

Tullow Oil PLC[7]	77,700	288

Unilever PLC	12,000	487

		2,914

United States of America — 1.6%
AES Corp.	101,000	1,156

Cobalt International Energy, Inc.[7]	120,300	118

Ensco PLC, Class A	28,300	309

MercadoLibre, Inc.	7,500	1,390

		2,973

Total other markets		13,596

Total common stocks (cost: $74,832,000)		75,482

Preferred securities — 0.3%
Asia-Pacific — 0.3%
India — 0.3%
Zee Entertainment Enterprises Ltd., 6.00% preferred, expire 2022	2,889,148	424

Total preferred securities (cost: $393,000)		424

Warrants — 0.1%
Eastern Europe and Middle East — 0.1%
Saudi Arabia — 0.1%
Savola Group Co., warrants, expire 2017[1]	22,500	227

Total warrants (cost: $346,000)		227

Short-term securities — 6.5%	Principal amount (000)
Commercial paper — 6.5%
Danaher Corp. 0.71% due 2/8/2017[1]	$2,500	2,500
General Electric Co. 0.59% due 2/1/2017	2,750	2,750
John Deere Canada ULC 0.67% due 2/6/2017[1]	3,000	3,000

Short-term securities — 6.5% (continued)	Principal amount (000)	Value (000)
Commercial paper — (continued)
Novartis Finance Corp. 0.66% due 2/7/2017[1]	3,500	$ 3,499

Total short-term securities (cost: $11,749,000)		11,749

Total investment securities — 102.5% (cost: $192,519,000)		185,852

Other assets less liabilities — (2.5)%		(4,514)
Net assets — 100.0%		$181,338

Forward currency contracts

The fund has entered into the over-the-counter ("OTC") forward currency contracts as shown in the following table. The average month-end notional amount of open OTC forward currency contracts while held was $19,944,000.

			Notional amount		Unrealized (depreciation) appreciation at 1/31/2017 (000)
	Settlement date	Counterparty	Receive (000)	Deliver (000)
Sales:
Brazilian reais	2/13/2017	JPMorgan Chase	$335	BRL1,090	$ (10)
Brazilian reais	2/21/2017	Bank of America	$2,392	BRL7,737	(52)
British pounds	2/17/2017	Credit Suisse First Boston	$112	£91	(2)
British pounds	2/17/2017	JPMorgan Chase	$47	£38	(1)
Chinese yuan renminbi offshore	1/3/2018	Bank of America	$1,244	CNH9,095	(39)
Chinese yuan renminbi offshore	1/3/2018	JPMorgan Chase	$1,245	CNH9,095	(38)
Colombian pesos	2/21/2017	JPMorgan Chase	$615	COP1,806,841	(1)
Euros	2/23/2017	Bank of America	$194	€181	(2)
Euros	2/23/2017	JPMorgan Chase	$239	€223	(2)
Malaysian ringgits	3/2/2017	JPMorgan Chase	$292	MYR1,293	1
Mexican pesos	2/8/2017	Citibank N.A.	$312	MXN6,606	(5)
New Taiwan dollars	2/13/2017	Bank of America	$3,132	NT$100,042	(60)
New Taiwan dollars	3/2/2017	Bank of America	$2,568	NT$80,337	4
South African rand	2/3/2017	Citibank N.A.	$940	ZAR12,981	(23)
					$(230)

[1]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933 (not including purchases of securities that were publicly offered in the primary local market but were not registered under U.S. securities laws). May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $22,548,000, which represented 12.43% of the net assets of the fund.
[2]	Index-linked bond whose principal amount moves with a government retail price index.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Scheduled interest and/or principal payment was not received.
[5]	Coupon rate may change periodically.
[6]	Step bond; coupon rate will increase at a later date.
[7]	Security did not produce income during the last 12 months.

Valuation disclosures

Capital Guardian Trust Company (“CGTC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board of trustees and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of January 31, 2017 (dollars in thousands):

	Investment securities

	Level 1	Level 2[1]	Level 3	Total
Assets:
Bonds & notes:
Latin America	$ –	$ 49,324	$–	$ 49,324
Eastern Europe and Middle East	–	17,595	–	17,595
Asia-Pacific	–	15,282	–	15,282
Africa	–	8,494	–	8,494
Other markets	–	5,281	–	5,281
Convertible bonds	–	1,994	–	1,994
Common stocks:
Asia-Pacific	40,667	–	–	40,667
Latin America	9,706	–	–	9,706
Eastern Europe and Middle East	8,287	–	–	8,287
Africa	3,226	–	–	3,226
Other markets	13,596	–	–	13,596
Preferred securities	424	–	–	424
Warrants	–	227	–	227
Short-term securities	–	11,749	–	11,749
Total	$75,906	$109,946	$–	$185,852

	Other investments[2]

	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$–	$ 5	$–	$ 5
Liabilities:
Unrealized depreciation on open forward currency contracts	–	(235)	–	(235)
Total	$–	$(230)	$–	$(230)

[1]	Level 2 includes investment securities with an aggregate value of $273,000, which represented 0.15% of the net assets of the fund, that were fair valued under guidelines adopted by authority of the fund’s board of trustees.
[2]	Forward currency contracts are not included in the investment portfolio.

Federal income tax information (dollars in thousands)

Gross unrealized appreciation on investment securities	$ 16,985 xxx
Gross unrealized depreciation on investment securities	(24,491)
Net unrealized depreciation on investment securities	(7,506)
Cost of investment securities	193,358

Key to abbreviations and symbols:

ADR	—	American Depositary Receipts	COP	—	Colombian pesos	IDR	—	Indonesian rupiah	RUB	—	Russian rubles
ARS	—	Argentine pesos	EGP	—	Egyptian pounds	MYR	—	Malaysian ringgits	ZAR	—	South African rand
BRL	—	Brazilian reais		€—	Euros	MXN	—	Mexican pesos	TRY	—	Turkish lira
	£—	British pounds	GHS	—	Ghanaian cedi	NT$	—	New Taiwan dollars
CLP	—	Chilean pesos	GDR	—	Global Depositary Receipts	OMR	—	Omani rials
CNH	—	Chinese Yuan Renminbi Offshore	INR	—	Indian rupees	PLN	—	Polish zloty

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider the investment objectives, risks, charges and expenses of Capital Group Emerging Markets Total Opportunities Fund. This and other important information is contained in the prospectus, which can be obtained from Capital or your relationship manager and should be read carefully before investing.

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL GROUP EMERGING MARKETS TOTAL OPPORTUNITIES FUND

By __/s/ John S. Armour
John S. Armour, President and Principal Executive Officer

Date: March 31, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By __/s/ John S. Armour
John S. Armour, President and Principal Executive Officer

Date: March 31, 2017

By __/s/ Gregory F. Niland
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: March 31, 2017